Common Stock and Warrants (Tables)	12 Months Ended
Aug. 31, 2015
Common Stock And Warrants Tables
Warrants outstanding and exercisable

A summary of the Company's warrants outstanding and exercisable as of August 31, 2015 and 2014 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	August 31, 2015	August 31, 2014	Exercise Price	Expiration
Series G	-	625,000	$0.64	April 17, 2015
Series H	3,906	1,755,126	$0.83	February 1, 2016
Series I	921,875	921,875	$1.37	October 7, 2018
Series J	3,110,378	-	$1.12	November 9, 2019
Series K	3,110,378	-	$1.20	November 9, 2019
Series L	500,000	-	$1.20	March 4, 2020
Total	7,646,537	3,302,001